Note 23 - Parenthetical Information Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Parenthetical Information Other Amortizing Intangible Assets [Line Items]
Decrease of amortizing other intangible assets, net	€ 21
Mainly driven by [Abstract]
Amortization expenses	1,000	€ 161
Of which: scheduled consumption of capitalized software	1,000	1,000	€ 1,200
Of which: impairment of current platform software and software under construction	149	50
Of which: Additions to internally generated intangible assets	1,100	1,100	1,300
Of which: Negative exchange rate changes	€ 42	€ 112	26
Of which: Positive exchange rate changes			1,000
Increase of amortizing other intangible assets, net			1,100
Impairment of self-developed software			€ 937